Marketable securities (Tables)	9 Months Ended
Sep. 30, 2023
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2023	85,724
Additions	-
Accrued interest	3,097
Interest received	(814)
Fair value movement	(1,215)
At September 30, 2023	86,792

Overall Movement through OCI
A reconciliation of the movement through OCI relating to marketable securities for the three and nine months ended September 30, 2023, is as follows:

Three months ended September 30, 2023
$’000
At July 1, 2023	230
Revaluation adjustments	445
Movement of expected credit losses on assets measured at FVOCI	(17)
At September 30, 2023	658

Nine months ended September 30, 2023
$’000
At January 1, 2023	(558)
Revaluation adjustments	1,215
Movement of expected credit losses on assets measured at FVOCI	1
At September 30, 2023	658